Document and Entity Information	Nov. 05, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity File Number	000-05890
Entity Registrant Name	GCI, LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-0072737
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, State or Province	CO
Entity Address, City or Town	Englewood
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0000075679
Amendment Flag	false